SCHEDULE OF RELATIONSHIP WITH THE COMPANY (Details)		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Co-founder, Chief Executive Officer, shareholder and director of the Company	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Spouse of Mr. Kwai Hoi, Ma	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by Ms. Mui Ko	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by immediate family member of Mr. Kwai Hoi, Ma	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Controlled by immediate family member of Mr. Kwai Hoi, Ma	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A holding company owned and controlled by Mr. Kwai Hoi, Ma	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A shareholder of the Company	A shareholder of the Company
True Blue Entertainment L L C [Member]
Related Party Transaction [Line Items]
Relationship with the Company	[1]		Controlled by Mr. Fredrik Eklund

[1]	Mr. Fredrik Eklund is no longer the Company’s shareholder since April 29, 2024.